Receivables - Summary of Receivables (Detail) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Trade Receivables	€ 7,920	€ 8,451
VAT receivables	324,008	691,628
Total	€ 331,928	€ 700,079